Related party transactions - Interest income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Related party transactions
Total interest income arising from financial assets	$ 569	$ 1,063	$ 1,059	$ 2,009
Associates
Related party transactions
Total interest income arising from financial assets	25	469	25	993
Castcrown Ltd
Related party transactions
Total interest income arising from financial assets	$ 25	69	$ 25	198
MX Capital Ltd
Related party transactions
Total interest income arising from financial assets		$ 400		$ 795